Unit Activity (Tables)	12 Months Ended
Dec. 31, 2017
Unit Activity [Abstract]
Schedule of Units of Partnership Interest
The changes in contract owner units outstanding(1) for the Real Property Account by product for the years ended December 31, 2017, 2016 and 2015 were as follows:

December 31, 2017
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	14,469	4,978	—	—	19,447
Units redeemed:	(105,566)	(21,478)	(13,762)	(157)	(140,963)

December 31, 2016
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	47,751	9,826	—	—	57,577
Units redeemed:	(119,376)	(23,456)	—	(60)	(142,892)

December 31, 2015
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	40,782	9,440	—	—	50,222
Units redeemed:	(88,675)	(16,935)	—	(23,570)	(129,180)

(1) Certain prior period contract owner transaction amounts have been reclassified to conform to the current period’s presentation.